RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenues	$ 23,636	$ 20,482	$ 15,786
Expenses:
Cost of sales	8,693	7,890	6,182
Operating expenses:
Research and development	5,812	5,615	6,102
Sales and marketing	7,295	7,592	8,515
General and administrative	2,262	2,051	2,107
Financial expenses (income)	(332)	(291)	(314)
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	19	403	451
Expenses:
Cost of sales	56	54	66
Operating expenses:
Research and development	249	208	198
Sales and marketing	125	126	181
General and administrative	60	53	57
Financial expenses (income)		$ 27	$ 23